Earnings per share - Weighted average number of ordinary share (Details) - shares				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [line items]
Beginning of period (in shares)				158,166,534	158,166,534		158,742,282
Purchase of treasury shares (in shares)				(545,486)			(692,415)
Sale of treasury shares (in shares)				350,000			116,667
Issuance of shares (in shares)				60,815,764
End of period (in shares)	158,166,534	158,166,534	158,742,282	218,786,812	158,166,534		158,166,534
Reconciliation Of Changes In Weighted Average Shares Outstanding [Roll Forward]
Weighted average number of ordinary shares (in shares)	158,166,534	158,166,534	158,742,282	191,994,398	158,166,534	[1]	158,262,268	[1]
Issuance of shares (in shares)				33,823,562
Sale of treasury shares (in shares)				18,219			94,991
Purchase of treasury shares (in shares)				(13,917)			(575,005)
Shares issued
Earnings per share [line items]
Beginning of period (in shares)				159,208,949	159,208,949		159,208,949
Issuance of shares (in shares)				60,815,764
End of period (in shares)	159,208,949	159,208,949	159,208,949	220,024,713	159,208,949		159,208,949
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)				1,042,415	1,042,415		466,667
Purchase of treasury shares (in shares)				545,486			692,415
Sale of treasury shares (in shares)				(350,000)			(116,667)
End of period (in shares)	1,042,415	1,042,415	466,667	1,237,901	1,042,415		1,042,415

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.